Other assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of detailed information about other assets

	As at March 31,
	2023		2024
Non-current
Prepaid expenses	₹	5,375	₹	3,424
Costs to obtain contract (1)		2,936		2,324
Costs to fulfil contract (2)		261		205
Others		5,034		4,378
	₹	13,606	₹	10,331
Current
Prepaid expenses	₹	19,164	₹	17,574
Dues from officers and employees		799		343
Advance to suppliers		2,506		3,267
Balance with GST and other authorities		7,929		6,029
Costs to obtain contract (1)		978		867
Costs to fulfil contract (2)		59		60
Others		1,464		1,462
	₹	32,899	₹	29,602
	₹	46,505	₹	39,933

(1)
Costs to obtain contract amortization of ₹ 902, ₹ 892 and ₹ 1,083 during the year ended March 31, 2022, 2023 and 2024 respectively.
(2)
Costs to fulfil contract amortization of ₹ 54, ₹ 58 and ₹ 60 during the year ended March 31, 2022, 2023 and 2024 respectively.